LEASES (Details Narrative) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Impairment loss	¥ 0	¥ 0	¥ 0